ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2018
Accounts Receivable Tables
Accounts receivable
	March 31, 2018	December 31, 2017
	$	$
Due From Trading Platform (Note 7)	373,719	297,309

	373,719	297,309